Liability for Employee Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Employee Severance Benefits [Abstract]
Severance liability	$ 772	$ 860
Severance expenses	$ 1,104	$ 1,145	$ 1,081